CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (11,432,223)	$ (7,677,245)	$ (6,572,014)
Adjustments to reconcile net loss to net cash generated from operating activities:
Gain on sale of investment in equity method investee	(1,292,168)	(749,897)
Goodwill impairment	2,000,000
Long-lived assets impairment			109,658
Investment impairment			543,220
Equity in net loss (earnings) of equity method investees	(84,310)	215,735	785,707
Depreciation and amortization	3,664,376	3,499,769	3,786,398
Allowances / (write-back) for doubtful trade accounts	(48,580)	37,700	(144,263)
Promissory note impairment	1,100,000
Loss (profit) on sale of property, plant and equipment	(1,701)	5,165	(51)
Stock-based compensation expense	756,090	787,874	559,157
Unrealized exchange loss (gain)	11,808	117,952	(257)
Changes in assets and liabilities:
Trade accounts receivable	2,104,717	158,828	(1,146,531)
Prepaid expenses and other current assets	449,452	119,836	24,969
Accounts payable, accrued liabilities and other liabilities	1,156,450	(1,961,862)	428,114
Customer advances and unearned revenues	(621,397)	688,625	201,184
Recoverable taxes	(193,869)	(61,155)	1,812,649
Other non-current assets	(109,196)	(384,871)	107,697
Net cash generated from / (used in) operating activities	(2,540,551)	(5,203,546)	495,637
Cash flows from investing activities
Payments to acquire property, plant and equipment	(1,903,229)	(5,379,475)	(4,010,461)
Purchase of investment	(104,987)
Sale of investment in equity method investee	1,452,944	937,866
Acquisition, net of cash acquired			(3,028,660)	[1]
Purchase of promissory notes			(250,000)
Proceeds from sale of property, plant and equipment	7,594	17,986	10,501
Net cash used in investing activities	(547,678)	(4,423,623)	(7,278,620)
Cash flows from financing activities
Repurchase of equity shares			(1,320,158)
Proceeds from issue of shares		1,364,677
Net cash from / (used in) financing activities		1,364,677	(1,320,158)
Net decrease in cash and cash equivalents	(3,088,229)	(8,262,492)	(8,103,141)
Cash and cash equivalents at the beginning of the year	24,545,839	36,922,125	44,690,314
Effect of exchange rate changes on cash	(1,433,127)	(4,113,794)	334,952
Cash and cash equivalents at the end of the year	20,024,483	24,545,839	36,922,125
Supplementary cash flow information:
Income taxes paid	448,393	492,682	482,414
Supplementary disclosure of non-cash investing activity:
Payables for purchase of property, plant and equipment	204,638	30,074	35,595
Conversion of Runa Inc promissory notes into investment in equity shares			$ 1,300,000

[1]	Payment for acquisition of Vubites includes an amount of US$2,711,622 for settlement of Vubites shareholder loan assumed and settled in accordance with the terms of the acquisition (see Note 6).